Vanguard International Explorer™ Fund
Summary Prospectus

February 24, 2011

Investor Shares for Participants

Vanguard International Explorer Fund Investor Shares (VINEX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
February 24, 2011, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to provide long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than two months)	2%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.35%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.39%

Example

The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51%.

Primary Investment Strategies
The Fund invests primarily in the equity securities of small-capitalization companies located in numerous countries outside the United States that the advisors believe offer the potential for capital appreciation. In doing so, each advisor considers, among other things, whether the company has the potential for above-average earnings growth, whether the company’s securities are attractively valued, and whether the company has a sustainable competitive advantage. The Fund uses multiple investment advisors.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

• Investment style risk, which is the chance that returns from non-U.S. small-
capitalization growth stocks will trail returns from global stock markets. Historically,
non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Currency risk, which is the chance that the value of a foreign investment, measured in
U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
Currency risk is especially high in emerging markets.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/
regional risk is especially high in emerging markets

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Since April 1, 2007, the Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund’s past performance (before and after taxes)
does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling
Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard International Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 32.45% (quarter ended June 30, 2009), and the lowest return for a quarter was
–23.05% (quarter ended September 30, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Vanguard International Explorer Fund Investor Shares	22.55%	5.70%	8.20%
Standard & Poor’s EPAC SmallCap Index
(reflects no deduction for fees or expenses)	18.91%	4.20%	8.59%

Investment Advisors
Schroder Investment Management North America Inc.

Wellington Management Company, LLP

Portfolio Managers

Matthew Dobbs, Head of Global Small Companies for Schroders and Chair of the
International Smallcap Investment Committee. He has managed a portion of the Fund since 2000.

Simon H. Thomas, Senior Vice President and Equity Portfolio Manager of Wellington
Management. He has managed a portion of the Fund since 2010.

Tax Information
The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan
Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard International Explorer Fund Investor Shares—Fund Number 126

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
                                                                                                                                 SPI 126 022011